Condensed Financial Information of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and due from banks	$ 77,564	$ 68,773
Investments in subsidiaries:
Total assets	3,224,031	3,183,926
Liabilities
Junior subordinated debentures	92,786	92,786
Other liabilities	82,925	82,379
Total liabilities	2,961,436	2,874,843
Total shareholders' equity	262,595	309,083	268,242	356,593
Total liabilities and shareholders' equity	3,224,031	3,183,926
Parent Company [Member]
Assets:
Cash and due from banks	17,962	47,614
Investments in subsidiaries:
Bank subsidiaries	334,584	352,333
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	2,040	1,302
Total assets	357,372	404,035
Liabilities
Junior subordinated debentures	92,786	92,786
Other liabilities	1,991	2,166
Total liabilities	94,777	94,952
Total shareholders' equity	262,595	309,083
Total liabilities and shareholders' equity	$ 357,372	$ 404,035